UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     February 09, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $328,940 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBEY NATL PLC                 GDR 7.375% PRF   002920809    33057  1298400 SH       SOLE                  1298400        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     8351   313951 SH       SOLE                   313951        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101    11153   504200 SH       SOLE                   504200        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    40214  1991300 SH       SOLE                  1991300        0        0
CORTS TR VI IBM DEB            CTF CAL 6.375%   22080F202     5673   221600 SH       SOLE                   221600        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    31651  1479700 SH       SOLE                  1479700        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    16894   786850 SH       SOLE                   786850        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    33086  1477700 SH       SOLE                  1477700        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     9798   385765 SH       SOLE                   385765        0        0
NATIONAL WESTMINSTER BK PLC    ADR REP PREF B   638539700      576    23100 SH       SOLE                    23100        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     4200   165400 SH       SOLE                   165400        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189    14261   560588 SH       SOLE                   560588        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    31411  1225075 SH       SOLE                  1225075        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804     2715   107000 SH       SOLE                   107000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    12860   532520 SH       SOLE                   532520        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     1193    47000 SH       SOLE                    47000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    44661  1750743 SH       SOLE                  1750743        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    12440   487847 SH       SOLE                   487847        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    12976   492450 SH       SOLE                   492450        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1770    70000 SH       SOLE                    70000        0        0